CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 51,506	$ 68,153
Restricted cash	3,250	14,717
Accounts receivable, net	8,743	8,038
Inventories	11,320	14,496
Prepaid expenses	694	819
Due from related parties	13,464	14,459
Other current assets	14,671	6,184
Total current assets	103,648	126,866
Fixed assets, net	3,730,498	3,842,617
Deferred charges, net	61,775	67,949
Restricted cash, net of current portion	55,151
Other non-current assets	27,600	29,120
Total non-current assets	3,875,024	3,939,686
Total assets	3,978,672	4,066,552
CURRENT LIABILITIES
Accounts payable	13,720	13,124
Accrued liabilities	29,203	30,911
Current portion of long-term debt	150,062	146,462
Current portion of vendor financing	57,388	57,388
Unearned revenue	7,862	7,305
Other current liabilities	90,897	114,698
Total current liabilities	349,132	369,888
LONG-TERM LIABILITIES
Long-term debt, net of current portion	2,886,006	2,965,641
Vendor financing, net of current portion	35,673	64,367
Other long-term liabilities	34,136	68,180
Total long-term liabilities	2,955,815	3,098,188
Total liabilities	3,304,947	3,468,076
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2014 and December 31, 2013)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2014 and December 31, 2013. 109,669,429 and 109,653,363 issued and outstanding as of June 30, 2014 and December 31, 2013, respectively)	1,097	1,097
Additional paid-in capital	546,097	546,097
Accumulated other comprehensive loss	(182,498)	(232,697)
Retained earnings	309,029	283,979
Total stockholders' equity	673,725	598,476
Total liabilities and stockholders' equity	$ 3,978,672	$ 4,066,552